Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Total financial assets	£ 227,123	£ 321,442
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	149,855	143,336
Accrued income
Disclosure of financial assets [line items]
Total financial assets	14,194	13,160
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	716	243
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	£ 62,358	£ 164,703